UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23149

Thrivent Core Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Asset-Backed Securities (8.3%)[a]	Value
	Ally Auto Receivables Trust
$3,043,906	0.830%, 2/15/2018, Ser. 2017-1	$3,043,907
12,010,083	1.050%, 4/16/2018, Ser. 2017-2	12,010,115
	ARI Fleet Lease Trust
26,328,689	1.250%, 6/15/2018, Ser. 2017-Ab	26,310,846
	Ascentium Equipment Receivables Trust
15,970,980	1.350%, 5/10/2018, Ser. 2017-1Ab	15,971,161
	BMW Vehicle Lease Trust
3,973,258	1.000%, 3/20/2018, Ser. 2017-1	3,973,270
	CarMax Auto Owner Trust
2,142,118	0.850%, 2/15/2018, Ser. 2017-1	2,141,843
11,368,652	1.100%, 4/16/2018, Ser. 2017-2	11,368,693
14,500,000	1.350%, 8/15/2018, Ser. 2017-3	14,494,201
	CCG Receivables Trust
5,483,211	1.350%, 6/14/2018, Ser. 2017-1[b]	5,483,275
	CNH Equipment Trust
12,703,656	1.000%, 4/13/2018, Ser. 2017-A	12,692,459
	Dealers Capital Access Trust, LLC
5,900,000	1.300%, 8/1/2017	5,899,793
25,000,000	1.330%, 8/7/2017	24,993,778
4,000,000	1.300%, 8/16/2017	3,997,685
	Enterprise Fleet Financing, LLC
9,780,996	1.050%, 2/20/2018, Ser. 2017-1[b]	9,776,090
	Ford Credit Auto Owner Trust
2,390,288	0.840%, 2/15/2018, Ser. 2017-A	2,390,005
33,069,653	1.300%, 7/15/2018, Ser. 2017-B	33,069,898
	General Motors Financial Leasing Trust
8,368,757	1.000%, 3/20/2018, Ser. 2017-1	8,368,775
	GM Financial Consumer Automobile
6,790,916	1.100%, 4/16/2018, Ser. 2017-1Ab	6,790,941
	GM Financial Consumer Automobile Receivables Trust
11,000,000	1.350%, 7/16/2018, Ser. 2017-2Ab	11,000,105
	GreatAmerica Leasing Receivables Funding, LLC
10,123,639	1.000%, 2/20/2018, Ser. 2017-1[b]	10,123,397
	Honda Auto Receivables Owner Trust
8,685,620	1.050%, 12/21/2017, Ser. 2017-1	8,685,898
	Hyundai Auto Lease Securitization Trust
1,757,786	0.820%, 1/16/2018, Ser. 2017-Ab	1,757,519
15,941,961	1.250%, 6/15/2018, Ser. 2017-Bb	15,942,073

Principal Amount	Asset-Backed Securities (8.3%)[a]	Value
	Hyundai Auto Receivables Trust
$9,687,722	1.100%, 4/16/2018, Ser. 2017-A	$9,687,256
	John Deere Owner Trust
7,784,490	0.880%, 3/15/2018, Ser. 2017-A	7,779,378
15,500,000	1.350%, 7/16/2018, Ser. 2017-B	15,500,158
	Kubota Credit Owner Trust
25,000,000	1.300%, 8/15/2018, Ser. 2017-1Ab	25,000,000
	Mercedes-Benz Auto Lease Trust
16,439,053	1.150%, 4/16/2018, Ser. 2017-A	16,434,693
	MMAF Equipment Finance, LLC
12,792,437	1.170%, 5/16/2018, Ser. 2017-AAb	12,792,497
	Nissan Auto Receivables Owner Trust
13,953,481	1.000%, 4/16/2018, Ser. 2017-A	13,953,523
	Securitized Term Auto Receivables Trust
407,161	0.880%, 2/26/2018, Ser. 2017-1Ab	407,083
	Volvo Financial Equipment, LLC
14,461,244	0.900%, 3/15/2018, Ser. 2017-1Ab	14,461,284
	Wheels SPV 2, LLC
17,000,000	1.400%, 7/20/2018, Ser. 2017-1Ab	17,000,000
	World Omni Auto Receivables Trust
2,855,710	0.870%, 3/15/2018, Ser. 2017-A	2,855,034
5,858,511	1.100%, 4/16/2018, Ser. 2017-A	5,858,522
20,000,000	1.280%, 8/15/2018, Ser. 2017-Bc	20,000,000

	Total	412,015,155

Principal Amount	Basic Materials (2.5%)[a]	Value
	Agrium, Inc.
25,000,000	1.430%, 8/29/2017[d]	24,970,617
5,000,000	1.480%, 9/6/2017[d]	4,992,472
25,000,000	1.570%, 9/19/2017[d]	24,948,854
15,000,000	1.570%, 9/25/2017[d]	14,965,537
	Ecolab, Inc.
25,000,000	1.370%, 8/9/2017[b]	24,991,138
15,000,000	1.360%, 8/10/2017[b]	14,994,079
	International Paper Company
12,700,000	1.350%, 8/7/2017[b]	12,696,690

	Total	122,559,387

Principal Amount	Capital Goods (3.1%)[a]	Value
	Boeing Company
7,080,000	1.436%, 10/30/2017[e]	7,082,861
	Emerson Electric Company
800,000	1.160%, 8/8/2017[b]	799,804
4,485,000	5.375%, 10/15/2017	4,518,525
	General Electric Company
15,118,000	5.625%, 9/15/2017	15,193,030
7,000,000	1.600%, 11/20/2017	7,005,222

The accompanying Notes to Financial Statements are an integral part of this schedule.
1

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Capital Goods (3.1%)[a]	Value
$30,668,000	5.250%, 12/6/2017	$31,073,830
	John Deere Canada, ULC
15,000,000	1.180%, 8/4/2017[b,d]	14,998,173
25,000,000	1.190%, 8/8/2017[b,d]	24,993,883
	John Deere Capital Corporation
15,000,000	2.800%, 9/18/2017	15,027,750
4,000,000	1.466%, 12/15/2017[e]	4,002,812
3,740,000	1.594%, 1/16/2018[e]	3,744,746
	Precision Castparts Corporation
12,345,000	1.250%, 1/15/2018	12,333,396
	Waste Management, Inc.
12,000,000	1.350%, 8/1/2017[b,d]	11,999,537

	Total	152,773,569

Principal Amount	Communications Services (1.8%)[a]	Value
	Deutsche Telekom AG
15,000,000	1.390%, 8/1/2017[b]	14,999,378
20,000,000	1.400%, 8/2/2017[b]	19,998,340
15,000,000	1.380%, 8/14/2017[b]	14,991,197
10,000,000	1.370%, 8/18/2017[b]	9,992,430
10,000,000	1.410%, 9/14/2017[b]	9,980,750
	Rogers Communications, Inc.
17,370,000	1.440%, 8/10/2017[b,d]	17,363,144

	Total	87,325,239

Principal Amount	Consumer Cyclical (5.2%)[a]	Value
	American Honda Finance Corporation
10,000,000	1.180%, 8/16/2017[d]	9,995,062
15,493,000	1.724%, 9/20/2017[e]	15,504,093
25,000,000	1.200%, 9/21/2017[d]	24,959,014
25,000,000	1.220%, 10/16/2017[d]	24,937,812
20,000,000	1.290%, 10/24/2017[d]	19,944,608
17,275,000	1.538%, 12/11/2017[e]	17,294,486
	Ford Motor Credit Company, LLC
6,349,000	1.430%, 8/16/2017[b]	6,344,872
1,550,000	1.430%, 9/1/2017[b]	1,547,932
	Home Depot, Inc.
5,999,000	1.616%, 9/15/2017[e]	6,001,580
	Toyota Credit Canada, Inc.
25,000,000	1.090%, 8/9/2017[d]	24,993,150
25,000,000	1.160%, 9/20/2017[d]	24,960,192
10,000,000	1.200%, 10/5/2017[b]	9,978,037
25,000,000	1.230%, 10/17/2017[d]	24,937,492
15,000,000	1.240%, 10/27/2017[d]	14,957,210
25,000,000	1.400%, 12/18/2017[d]	24,878,180
	Toyota Motor Credit Corporation
7,000,000	1.250%, 10/5/2017	6,999,657

	Total	258,233,377

Principal Amount	Consumer Non-Cyclical (8.2%)[a]	Value
	Amgen, Inc.
20,000,000	1.300%, 8/8/2017[b]	19,993,773
	Archer-Daniels-Midland Company
6,483,000	5.450%, 3/15/2018	6,642,469
	Celgene Corporation
13,961,000	1.900%, 8/15/2017	13,962,815
	Coca-Cola Company
3,500,000	0.950%, 8/8/2017[b]	3,499,167
5,720,000	0.875%, 10/27/2017	5,713,994

Principal Amount	Consumer Non-Cyclical (8.2%)[a]	Value
$3,300,000	1.285%, 12/13/2017[b]	$3,285,088
	Glaxosmithkline Finance plc
15,000,000	1.100%, 8/11/2017[b,d]	14,994,706
15,000,000	1.180%, 8/14/2017[b,d]	14,993,239
15,000,000	1.210%, 9/7/2017[b,d]	14,981,238
	Golden Funding Corporation
9,324,000	1.190%, 8/22/2017[b,d]	9,316,997
	Johnson & Johnson
3,700,000	5.550%, 8/15/2017	3,705,261
	Kimberly-Clark Corporation
6,995,000	6.125%, 8/1/2017	6,995,000
	Medtronic Global Holdings SCA
15,000,000	1.310%, 8/7/2017[b,d]	14,995,917
13,000,000	1.270%, 8/15/2017[b,d]	12,992,363
13,500,000	1.300%, 9/1/2017[b,d]	13,482,828
	Nestle Finance International, Ltd.
10,000,000	1.150%, 9/19/2017[d]	9,983,736
25,000,000	1.170%, 9/20/2017[d]	24,958,492
	PepsiCo, Inc.
5,635,000	1.000%, 10/13/2017	5,631,963
	Pfizer, Inc.
25,000,000	1.170%, 9/18/2017[b]	24,962,467
21,700,000	1.546%, 6/15/2018[e]	21,752,514
	Philip Morris International, Inc.
15,000,000	1.220%, 8/23/2017[b]	14,988,778
20,800,000	1.220%, 8/31/2017[b]	20,778,847
10,000,000	1.230%, 9/12/2017[b]	9,985,798
25,000,000	1.220%, 9/26/2017[b]	24,952,579
	Reckitt Benckiser Treasury Services plc
11,500,000	1.180%, 8/25/2017[b,d]	11,490,632
7,850,000	1.110%, 8/30/2017[b,d]	7,842,281
	Roche Holdings, Inc.
25,000,000	1.160%, 9/18/2017[b,d]	24,962,467
11,870,000	1.385%, 9/29/2017[b,e]	11,872,695
	Thermo Fisher Scientific, Inc
10,000,000	1.350%, 8/1/2017[b]	9,999,614
	Toyota Motor Finance Netherlands BV
25,000,000	1.373%, 10/27/2017[e]	25,005,975

	Total	408,723,693

Principal Amount	Energy (3.3%)[a]	Value
	Chevron Corporation
15,000,000	1.020%, 8/28/2017[b]	14,987,167
3,715,000	1.090%, 8/29/2017[b]	3,711,702
	Enterprise Products Operating, LLC
20,000,000	1.350%, 8/11/2017[b,d]	19,991,292
	Magellan Midstream Partners, LP
10,000,000	1.380%, 8/14/2017[b]	9,994,416
21,000,000	1.366%, 8/18/2017[b]	20,984,838
15,000,000	1.380%, 8/29/2017[b]	14,982,370
	Royal Dutch Shell plc
4,000,000	1.160%, 8/9/2017[b]	3,998,848
	Schlumberger Investment SA
3,720,000	1.250%, 8/1/2017[b]	3,720,000
	Shell International Finance BV
7,064,000	1.125%, 8/21/2017	7,063,152
15,273,000	1.250%, 11/10/2017	15,266,173
	Total Capital Canada, Ltd.
5,000,000	1.450%, 1/15/2018[d]	5,000,165

The accompanying Notes to Financial Statements are an integral part of this schedule.
2

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Energy (3.3%)[a]	Value
	TransCanada American Investments, Ltd.
$10,000,000	1.450%, 8/21/2017[b,d]	$9,991,553
20,000,000	1.470%, 9/6/2017[b,d]	19,969,886
18,000,000	1.470%, 9/7/2017[b,d]	17,972,165

	Total	167,633,727

Principal Amount	Financials (37.6%)[a]	Value
	AIG Global Funding
3,250,000	1.650%, 12/15/2017[b]	3,251,898
	AllianceBernstein, LP
10,000,000	1.330%, 9/18/2017[b]	9,983,762
	Atlantic Asset Securitization, LLC.
10,000,000	1.160%, 8/8/2017[b,d]	9,997,309
8,000,000	1.250%, 9/21/2017[b,d]	7,985,267
25,000,000	1.250%, 9/25/2017[b,d]	24,950,339
15,500,000	1.390%, 10/17/2017[b,d]	15,456,207
	Australia & New Zealand Banking Group, Ltd.
20,000,000	1.200%, 9/6/2017[b]	19,975,292
	Austrialia & New Zealand Banking Group, Ltd.
10,000,000	1.378%, 7/19/2018[b,e]	9,998,680
	Bank of America Corporation
23,964,000	1.700%, 8/25/2017	23,966,852
7,750,000	6.000%, 9/1/2017	7,777,605
	Bank of Montreal Chicago
14,750,000	1.682%, 8/11/2017[e]	14,752,316
20,000,000	1.180%, 8/18/2017	19,999,180
15,000,000	1.190%, 9/7/2017	14,998,763
	Bank of New York Mellon Corporation
10,000,000	1.552%, 5/22/2018[e]	10,030,390
16,523,000	1.730%, 8/1/2018[e]	16,611,167
	Bank of Nova Scotia
10,000,000	1.629%, 11/7/2017[b,e]	10,012,390
	BPCE SA
10,000,000	1.270%, 9/20/2017[b]	9,982,008
	Branch Banking & Trust Company
23,950,000	1.350%, 10/1/2017	23,943,294
	CAFCO, LLC
10,000,000	1.200%, 9/7/2017[b,d]	9,987,492
10,000,000	1.320%, 11/20/2017[b,d]	9,961,049
	Canadian Imperial Bank of Commerce
10,000,000	1.702%, 8/31/2017[e]	10,004,350
15,000,000	1.613%, 11/6/2017[b,e]	15,013,770
	Chariot Funding, LLC
3,400,000	1.180%, 8/14/2017[b]	3,398,401
	Charta, LLC
20,000,000	1.250%, 9/20/2017[b,d]	19,963,620
	Chase Bank USA NA
10,000,000	1.522%, 10/6/2017[e]	10,005,130
10,000,000	1.601%, 1/5/2018[e]	10,011,670
	Ciesco, LLC
25,000,000	1.160%, 8/21/2017[b,d]	24,982,121
12,525,000	1.260%, 9/19/2017[b,d]	12,503,029
10,000,000	1.290%, 11/6/2017[b,d]	9,963,985
	Citibank NA
10,000,000	1.320%, 11/20/2017	9,999,401
10,000,000	1.322%, 1/3/2018[e]	9,999,720
	Commonwealth Bank of Australia
15,000,000	1.652%, 9/1/2017[b,e]	15,006,045
28,000,000	1.400%, 9/8/2017	28,002,324

Principal Amount	Financials (37.6%)[a]	Value
$9,883,000	1.900%, 9/18/2017	$9,886,854
10,000,000	1.452%, 11/16/2017[b,e]	10,008,180
10,000,000	1.567%, 3/1/2018[b,e]	10,014,350
15,000,000	1.424%, 5/10/2018[b,e]	15,010,350
	Cooperatieve Rabobank UA
4,500,000	1.300%, 8/1/2017	4,500,012
15,000,000	1.403%, 7/20/2018[e]	15,000,495
	CRC Funding, LLC
25,000,000	1.190%, 9/6/2017[b,d]	24,967,754
	Fairway Finance Company, LLC
2,800,000	1.230%, 9/5/2017[b,d]	2,796,489
6,000,000	1.250%, 9/11/2017[b,d]	5,991,194
20,000,000	1.270%, 10/3/2017[b,d]	19,954,667
20,000,000	1.270%, 10/5/2017[b,d]	19,953,140
	General Electric Capital Corporation
9,150,000	1.280%, 12/12/2017[d]	9,107,291
	Gotham Funding Corporation
8,584,000	1.240%, 8/18/2017[b,d]	8,578,772
15,130,000	1.200%, 9/5/2017[b,d]	15,111,027
	HSBC Bank USA NA
15,005,000	6.000%, 8/9/2017	15,016,584
	HSBC USA, Inc.
11,250,000	1.500%, 11/13/2017	11,252,925
	ING Funding, LLC
10,000,000	1.200%, 8/4/2017[d]	9,998,693
15,000,000	1.270%, 10/10/2017[d]	14,963,287
	JP Morgan Securities, LLC
12,000,000	1.477%, 9/5/2017[e]	12,003,360
	La Fayette Asset Securitization, LLC
4,900,000	1.170%, 8/3/2017[b,d]	4,899,512
	Liberty Street Funding, LLC
15,000,000	1.200%, 8/30/2017[b,d]	14,984,375
15,000,000	1.310%, 10/17/2017[b,d]	14,957,945
	LMA Americas, LLC
3,000,000	1.250%, 8/17/2017[b,d]	2,998,279
15,000,000	1.170%, 8/18/2017[b,d]	14,990,865
5,650,000	1.250%, 9/5/2017[b,d]	5,642,915
15,000,000	1.325%, 10/10/2017[b,d]	14,961,985
	Macquarie Bank, Ltd.
8,000,000	1.120%, 8/2/2017[b]	7,999,469
15,000,000	1.320%, 9/22/2017[b]	14,971,778
	Merrill Lynch & Company, Inc.
20,361,000	6.400%, 8/28/2017	20,430,370
	MetLife Short Term Funding, LLC
25,000,000	1.110%, 8/28/2017[b,d]	24,976,375
7,850,000	1.190%, 9/7/2017[b,d]	7,839,849
10,000,000	1.240%, 9/27/2017[b,d]	9,979,764
4,000,000	1.360%, 12/18/2017[b,d]	3,978,689
9,000,000	1.360%, 12/19/2017[b,d]	8,951,672
	National Australia Bank, Ltd.
15,000,000	1.060%, 8/15/2017[b]	14,992,531
10,000,000	1.460%, 11/16/2017[b,e]	10,008,000
10,000,000	1.563%, 12/6/2017[b,e]	10,010,640
10,000,000	1.250%, 3/8/2018[b]	9,986,710
	National Rural Utilities Cooperative Finance Corporation
9,540,000	1.160%, 8/25/2017	9,532,229
	Nederlandse Waterschapsbank NV
15,000,000	1.225%, 8/11/2017[b]	14,994,844
25,000,000	1.230%, 8/24/2017[b]	24,980,967
20,000,000	1.300%, 10/27/2017[b]	19,941,431

The accompanying Notes to Financial Statements are an integral part of this schedule.
3

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Financials (37.6%)[a]	Value
	Nieuw Amsterdam Receivables Corporation
$15,000,000	1.260%, 9/11/2017[b,d]	$14,977,635
12,000,000	1.250%, 9/13/2017[b,d]	11,981,241
10,000,000	1.200%, 9/14/2017[b,d]	9,984,000
	Nordea Bank Finland plc
10,000,000	1.723%, 9/6/2017[e]	10,005,310
	Old Line Funding, LLC
25,000,000	1.180%, 9/15/2017[b,d]	24,960,595
25,000,000	1.286%, 9/18/2017[b,d,e]	24,999,675
25,000,000	1.320%, 10/17/2017[b,d]	24,929,908
	PNC Bank NA
34,470,000	1.500%, 10/18/2017	34,471,034
	Pricoa Global Funding I
3,845,000	1.350%, 8/18/2017[b]	3,844,808
	Pricoa Short Term Funding, LLC
10,000,000	1.200%, 8/14/2017[b]	9,995,415
15,000,000	1.210%, 9/12/2017[b]	14,977,980
	Royal Bank of Canada
12,500,000	1.200%, 9/19/2017	12,497,250
8,928,000	1.400%, 10/13/2017	8,929,312
	Simon Property Group, LP
25,000,000	1.240%, 9/11/2017[b]	24,965,350
15,000,000	1.240%, 9/12/2017[b]	14,978,697
15,000,000	1.220%, 9/13/2017[b]	14,978,202
25,000,000	1.250%, 9/18/2017[b]	24,959,405
12,500,000	1.250%, 9/25/2017[b]	12,476,725
5,777,000	1.240%, 10/10/2017[b]	5,763,202
	Skandinaviska Enskilda Banken AB
6,000,000	1.280%, 9/11/2017[b]	5,991,796
	Societe Generale SA
20,000,000	1.250%, 8/31/2017	19,978,954
	Starbird Funding Corporation
5,000,000	1.270%, 8/22/2017[b,d]	4,996,000
	Suncorp-Metway, Ltd.
15,000,000	1.220%, 8/15/2017[b]	14,991,938
15,500,000	1.220%, 8/23/2017[b]	15,487,176
	Svenska Handelsbanken AB
5,000,000	1.205%, 9/1/2017[b]	4,994,662
15,000,000	1.250%, 9/5/2017[b]	14,981,970
10,000,000	1.357%, 3/1/2018[e]	9,999,630
	Svenska Handelsbanken NY
25,000,000	1.627%, 8/4/2017[e]	25,001,300
20,000,000	1.623%, 8/7/2017[e]	20,001,800
10,000,000	1.430%, 8/9/2017[e]	10,000,660
	Swedbank AB
8,400,000	1.320%, 11/9/2017	8,370,259
3,650,000	1.320%, 11/13/2017	3,636,480
10,000,000	1.750%, 3/12/2018[b]	10,010,330
	Thunder Bay Funding, LLC
12,143,000	1.270%, 9/22/2017[b,d]	12,120,385
4,100,000	1.300%, 10/17/2017[b,d]	4,088,653
25,000,000	1.320%, 10/17/2017[b,d]	24,929,908
25,000,000	1.303%, 11/28/2017[b,d,e]	24,994,570
10,000,000	1.380%, 12/15/2017[b,d]	9,947,179
	Toronto Dominion Bank of New York
15,000,000	1.624%, 1/10/2018[e]	15,020,985
	Toronto-Dominion Bank NY
15,000,000	1.685%, 8/10/2017[e]	15,002,160
10,000,000	1.646%, 8/18/2017[e]	10,002,350
10,000,000	1.804%, 10/16/2017[e]	10,011,600
10,000,000	1.704%, 10/17/2017[e]	10,009,570
10,000,000	1.357%, 2/5/2018[b,e]	10,001,450

Principal Amount	Financials (37.6%)[a]	Value
$10,000,000	1.567%, 3/5/2018[e]	$10,012,150
	Toronto-Dominion Holdings USA, Inc.
8,100,000	1.270%, 9/28/2017[b]	8,083,685
	U.S. Bank NA
24,560,000	1.375%, 9/11/2017	24,561,646
	U.S. Bank National Association
16,470,000	1.450%, 1/29/2018	16,473,030
	Victory Receivables Corporation
25,000,000	1.190%, 8/30/2017[b,d]	24,973,958
	Wells Fargo & Company
44,062,000	1.400%, 9/8/2017	44,062,132
11,890,000	1.479%, 9/8/2017[e]	11,892,640
21,956,000	1.500%, 1/16/2018	21,965,419
	Wells Fargo Bank NA
23,500,000	1.397%, 8/29/2017[e]	23,503,948
10,000,000	1.769%, 9/22/2017[e]	10,007,980
9,150,000	2.053%, 1/22/2018[e]	9,180,433
15,000,000	1.427%, 7/5/2018[e]	15,000,645
	Westpac Banking Corporation
15,751,000	2.000%, 8/14/2017	15,753,804
10,000,000	1.767%, 11/2/2017[b],[e]	10,012,730
10,000,000	1.547%, 3/2/2018b,[e]	10,012,640
10,000,000	1.454%, 4/13/2018[b,e]	10,008,080
	Westpac Banking Corporation NY
10,000,000	1.725%, 9/28/2017[e]	10,008,010
	Westpac Securities New Zealand, Ltd.
5,000,000	1.260%, 9/21/2017[b,d]	4,991,225

	Total	1,873,353,108

Principal Amount	Foreign (5.3%)[a]	Value
	Caisse d’Amortissement de la Dette Sociale
15,000,000	1.360%, 10/2/2017[b]	14,968,736
	Caisse des Depots et Consignations
15,000,000	1.300%, 10/20/2017[b]	14,956,159
	Erste Abwicklungsanstalt
15,000,000	1.180%, 9/1/2017[b]	14,984,653
20,000,000	1.443%, 9/7/2017[b,e]	20,005,180
15,000,000	1.416%, 9/18/2017[b,e]	15,004,065
10,000,000	1.270%, 9/28/2017[b]	9,980,841
15,000,000	1.300%, 10/12/2017[b]	14,964,017
10,000,000	1.300%, 10/18/2017[b]	9,973,908
10,000,000	1.290%, 10/25/2017[b]	9,971,429
15,000,000	1.453%, 10/27/2017[b,e]	15,005,490
10,000,000	1.330%, 11/21/2017[b]	9,961,612
	Export Development Canada
15,000,000	1.354%, 10/16/2017[b,e]	15,002,100
	Kells Funding, LLC
10,000,000	1.120%, 8/18/2017[b,d]	9,994,060
10,000,000	1.200%, 9/8/2017[b,d]	9,986,718
15,000,000	1.270%, 9/29/2017[b,d]	14,969,000
10,000,000	1.285%, 10/11/2017[b,d]	9,974,880
15,000,000	1.290%, 10/13/2017[b,d]	14,961,181
20,000,000	1.300%, 10/17/2017[b,d]	19,945,227
20,000,000	1.310%, 10/31/2017[b,d]	19,934,424

	Total	264,543,680

Principal Amount	Technology (3.7%)[a]	Value
	Apple, Inc.
25,000,000	1.160%, 9/20/2017[b]	24,960,900
25,000,000	1.150%, 9/25/2017[b]	24,956,950

The accompanying Notes to Financial Statements are an integral part of this schedule.
4

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Principal Amount	Technology (3.7%)[a]	Value
	Intel Corporation
$6,000,000	1.350%, 12/15/2017	$6,000,384
	International Business Machines Corporation
41,100,000	1.631%, 8/18/2017[e]	41,107,809
23,300,000	5.700%, 9/14/2017	23,413,028
22,400,000	1.369%, 2/6/2018[e]	22,427,127
	International Paper Company
20,000,000	1.170%, 9/21/2017[b]	19,968,078
	Oracle Corporation
20,500,000	1.200%, 10/15/2017	20,492,374

	Total	183,326,650

Principal Amount	Transportation (0.4%)[a]	Value
	Canadian National Railway Company
4,500,000	5.850%, 11/15/2017	4,556,682
	ERAC USA Finance, LLC
3,660,000	1.420%, 8/25/2017[b,d]	3,656,307
6,160,000	1.420%, 8/30/2017[b,d]	6,152,506
5,385,000	1.430%, 8/31/2017[b,d]	5,378,225

	Total	19,743,720

Principal Amount	U.S. Government and Agencies (8.6%)[a]	Value
	Federal Farm Credit Bank
29,850,000	1.290%, 8/24/2017[e]	29,852,418
14,100,000	1.274%, 8/29/2017[e]	14,102,340
15,000,000	1.266%, 9/15/2017[e]	15,004,665
9,000,000	1.234%, 10/13/2017[e]	9,002,538
5,800,000	1.394%, 3/8/2018[e]	5,812,737
	Federal Home Loan Bank
50,000,000	1.277%, 9/6/2017[e]	50,010,100
75,000,000	1.231%, 10/30/2017[e]	75,025,875
14,200,000	1.302%, 11/2/2017[e]	14,208,236
10,000,000	1.302%, 11/3/2017[e]	10,005,860
75,000,000	1.079%, 11/17/2017[e]	75,025,575
23,500,000	1.153%, 12/5/2017[e]	23,510,481
	Federal Home Loan Mortgage Corporation
25,000,000	1.200%, 12/21/2017[e]	25,014,625
25,000,000	1.274%, 1/12/2018[e]	25,022,775
	Federal National Mortgage Association
44,060,000	1.275%, 1/11/2018[e]	44,091,371
	Overseas Private Investment Corporation
4,000,000	0.000%, 11/15/2017	4,025,196
8,100,000	0.000%, 11/17/2017	8,150,163

	Total	427,864,955

Principal Amount	U.S. Municipals (5.3%)[a]	Value
	Alaska Housing Finance Corporation
24,000,000	1.177%, 8/17/2017	23,986,800
19,500,000	1.170%, 8/21/2017	19,486,740
38,500,000	1.232%, 9/6/2017	38,453,800
	City of Philadelphia, PA
25,000,000	1.230%, 9/21/2017[d]	24,993,500
	Massachusetts Educational Financing Auth.
12,300,000	1.230%, 8/9/2017[d]	12,299,754
2,150,000	1.200%, 9/6/2017[d]	2,149,677
24,000,000	1.200%, 9/6/2017[d]	23,996,400

Principal Amount	U.S. Municipals (5.3%)[a]	Value
	Royal Bank of Canada Municipal Products, Inc. Trust, Rev. (PA Commonwealth Turnpike)
$20,000,000	1.220%, 6/1/2022[b,e]	$20,000,000
	State of California
25,000,000	1.180%, 8/16/2017[d]	25,005,490
12,500,000	1.200%, 8/16/2017[d]	12,499,375
5,000,000	1.180%, 8/23/2017[d]	5,001,584
18,395,000	1.200%, 8/31/2017[d]	18,394,448
25,000,000	1.250%, 9/13/2017[d]	24,996,750
	State of Tennessee
6,100,000	1.200%, 8/15/2017[d]	6,099,939
8,200,000	1.200%, 8/30/2017[d]	8,199,016

	Total	265,563,273

Principal Amount	Utilities (7.8%)[a]	Value
	American Electric Power Company, Inc.
2,000,000	1.410%, 8/7/2017[b]	1,999,451
10,000,000	1.400%, 8/14/2017[b]	9,994,416
25,000,000	1.440%, 8/15/2017[b]	24,985,000
25,000,000	1.470%, 8/21/2017[b]	24,978,883
	Berkshire Hathaway Energy Company
20,500,000	1.250%, 8/1/2017[b]	20,499,213
24,925,000	1.300%, 8/7/2017[b]	24,918,263
20,000,000	1.320%, 8/17/2017[b]	19,986,702
	Centerpoint Energy Resources Corporation
25,000,000	1.390%, 8/14/2017[b]	24,986,039
	Centerpoint Energy, Inc.
13,832,000	1.400%, 8/10/2017[b]	13,826,540
	Duke Energy Corporation
16,880,000	1.370%, 8/9/2017[b]	16,874,016
	Edison International
25,000,000	1.320%, 8/3/2017[b]	24,997,094
	Florida Power & Light Company
10,000,000	1.220%, 8/15/2017	9,994,125
15,000,000	1.400%, 9/7/2017	14,977,279
25,000,000	1.340%, 9/19/2017	24,949,896
25,000,000	1.340%, 9/26/2017	24,942,683
	Georgia Transmission Corporation
21,500,000	1.180%, 9/6/2017[b]	21,475,804
	Long Island Power Auth.
3,060,000	1.250%, 3/20/2018d	3,058,899
	PPL Capital Funding, Inc.
25,000,000	1.350%, 8/11/2017[b,d]	24,989,115
5,478,000	1.380%, 8/24/2017[b,d]	5,472,697
	Southern Company Funding Corporation
25,000,000	1.360%, 8/4/2017[b]	24,996,114
	Virginia Electric & Power Company
23,600,000	1.340%, 8/10/2017	23,590,796

	Total	386,493,025

	Total Investments (cost $5,029,869,463) 101.1%	$5,030,152,558

	Other Assets and Liabilities, Net (1.1)%	(54,672,397)

	Total Net Assets 100.0%	$4,975,480,161

The accompanying Notes to Financial Statements are an integral part of this schedule.
5

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2017

(unaudited)

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2017, the value of these investments was $2,558,955,714 or 51.4% of total net assets.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2017.

Definitions:

Auth.- Authority
Rev.- Revenue
Ser.- Series

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$608,494
Gross unrealized depreciation	(325,399)

Net unrealized appreciation (depreciation)	$283,095

Cost for federal income tax purposes	$5,029,869,463

The accompanying Notes to Financial Statements are an integral part of this schedule.
6

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of July 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2017, in valuing Core Short-Term Reserve Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	412,015,155	–	412,015,155	–
Basic Materials	122,559,387	–	122,559,387	–
Capital Goods	152,773,569	–	152,773,569	–
Communications Services	87,325,239	–	87,325,239	–
Consumer Cyclical	258,233,377	–	258,233,377	–
Consumer Non-Cyclical	408,723,693	–	408,723,693	–
Energy	167,633,727	–	167,633,727	–
Financials	1,873,353,108	–	1,873,353,108	–
Foreign	264,543,680	–	264,543,680	–
Technology	183,326,650	–	183,326,650	–
Transportation	19,743,720	–	19,743,720	–
U.S. Government and Agencies	427,864,955	–	427,864,955	–
U.S. Municipals	265,563,273	–	265,563,273	–
Utilities	386,493,025	–	386,493,025	–
Total	$5,030,152,558	$–	$5,030,152,558	$–

There were no significant transfers between Levels during the period ended July 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.
7

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2017

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

8

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 25, 2017	THRIVENT CORE FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 25, 2017	By:	/s/ David S. Royal
David S. Royal
President

Date: September 25, 2017	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer